The
Bear Stearns
Funds


- Prime Money
- Market Portfolio














Semi-Annual Report
September 30, 2000



                                                                            BEAR
                                                                         STEARNS

                          PRIME MONEY MARKET PORTFOLIO
                             LETTER TO SHAREHOLDERS



                                                               November 11, 2000


Dear Shareholders:

We are pleased to present you with the semi-annual report for the Prime Money Market Portfolio (the "Portfolio") for the six months ended September 30, 2000. As of September 30, 2000, the Portfolio's 7-day average yield was 6.51% and the 7-day effective yield was 6.71%. Based on information compiled by iMoneyNet, Inc., the Portfolio's total return of 6.15% for the 12 months ended September 30, 2000, exceeded the average total return for tier-one institutional money market funds by 23 basis points.(1) The Portfolio is now in its fourth year of operation and had total current assets of more than $1 billion as of September 30, 2000.

Continuing its pattern of rate increases in 1999 and the first quarter of 2000, the Federal Reserve Board's Open Market Committee ("FOMC") voted to increase the targeted Fed Funds rate an additional 50 basis points at its May 16, 2000 meeting to a level of 6.50%. In addition to the rate increase, the inflation bias was maintained. During Chairman Greenspan's tenure, the FOMC has usually left rates unchanged at its next meeting immediately following a move of more than 25 basis points. This pattern continued and the FOMC, while maintaining its inflationary bias, left the targeted Fed Funds rate at 6.50% at its June meeting.

There is little doubt that the 150 basis-point increase in the targeted Fed Funds rate since June 1999 has started to work its way through the economy. These rate increases, combined with high energy prices and a weakening stock market, have begun to put the consumer in a more defensive mood. A variety of economic indicators, both in the U.S. and abroad, are pointing toward slower growth in the third quarter. As a result, the FOMC left rates unchanged at both its August 22, 2000 and October 3, 2000 meetings. While stating that aggregate demand was starting to fall more in line with supply, the FOMC's inflationary bias continues to remain in effect.

With energy prices remaining at stubbornly high levels, thereby keeping the specter of inflation alive, the key to eliminating the FOMC's inflationary bias and ultimately lowering interest rates is worker productivity. While unemployment remains at historically low levels and qualified workers remain in short supply, it is essential that productivity remain high to offset increasing wage pressures. Mr. Greenspan has hinted recently that he believes worker productivity can continue at a high level, implying that this balance may be maintained.

Supporting the likelihood that the FOMC may lower rates in the near future is increasing concern that the U.S. economy may be headed for a hard landing. As world economic growth slows, the strains on the global financial system are increasing. In response, Fed Funds futures contracts have started to price in the probability of a 25 basis-point cut in the targeted Fed Funds rate in the first quarter of 2001.

Anticipating a decline in rates, we began to lengthen the maturity of the Portfolio gradually over the last month. Although the FOMC will need to see more evidence of a significant slowdown in the economy before it moves to lower rates, we cannot ignore the sentiment of the market in managing the Portfolio.

We appreciate your continued support. Please feel free to call us at 1-800-766-4111 with any questions or concerns you may have.

Sincerely,

/s/ Doni L. Fordyce
Doni L. Fordyce
President and Trustee
The Bear Stearns Funds


----------
(1) The average and effective yields represent past performance, which is not a guarantee of future results. Yields are net of management fees and expenses. As of September 30, 2000, there were 189 funds that had 12-month returns in the taxable First-Tier Institutional Only category, and throughout all periods, some or all of the funds, including the Portfolio, reported fee waivers from time to time. Without such waivers, the reported yields would have been lower.

Bear Stearns Asset Management Inc. has waived a portion of its advisory fee and agreed to reimburse a portion of the Portfolio's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns and net yields shown include fee waivers and expense reimbursements, if any; total returns and net yields would have been lower had there been no assumption of fees and expenses in excess of expense limitations.



                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (unaudited)


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                     INTEREST/
AMOUNT                                                        DISCOUNT         MATURITY
(000's)                                                        RATE(s)         DATE(s)                VALUE
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSITS-- 29.02%

BANKS - DOMESTIC - 1.64%
$  8,000  Bank of America N.A. [A-1+, P-1] ...............      6.300%          10/16/00        $    7,999,672
  10,000  Citibank N.A. [A-1+, P-1] ......................      6.870           12/15/00            10,000,876
                                                                                                --------------
                                                                                                    18,000,548
                                                                                                --------------

BANKS - EURO - FRANCE - 1.00%
  11,000  Credit Agricole Indosuez [A-1+, P-1] ...........   6.570 - 6.870   12/15/00 - 12/20/00    11,000,464
                                                                                                --------------

BANKS - EURO - GERMANY - 6.38%
  23,000  Bayerische Landesbank [A-1+, P-1] ..............  6.600 - 6.730    11/24/00 - 02/26/01    23,001,556
  13,000  Commerzbank AG [A-1+, P-1] .....................  6.710 - 6.850    02/28/01 - 05/09/01    13,004,512
  18,000  Landesbank Hessen-Thueringen
               Girozentrale [A-1+, P-1] ..................  7.010 - 7.080    11/20/00 - 12/21/00    18,001,865
  16,000  Norddeutsche Landesbank
               Girozentrale [A-1+, P-1] ..................  6.720 - 7.050    11/06/00 - 03/19/01    16,003,711
                                                                                                --------------
                                                                                                    70,011,644
                                                                                                --------------

BANKS - EURO - NETHERLANDS - 3.19%
  35,000  ING Bank NV [A-1+, P-1] ........................  6.630 - 6.930    10/03/00 - 02/21/01    35,001,911
                                                                                                --------------

BANKS - EURO - UNITED KINGDOM - 1.73%
  14,000  Abbey National Bank plc [A-1+, P-1] ............  6.460 - 6.700    12/28/00 - 03/12/01    13,999,103
   5,000  Barclay's Bank [A-1+, P-1] ....................       7.050          03/26/01             5,005,218
                                                                                                --------------
                                                                                                    19,004,321
                                                                                                --------------

BANKS - YANKEE - AUSTRALIA - 0.46%
   5,000  Westpac Banking Corp. [A-1+, P-1] ..............       6.190          10/20/00             4,998,768
                                                                                                --------------

BANKS - YANKEE - CANADA - 2.37%
   3,000  Bank of Montreal [A-1+, P-1] ...................       6.620          11/02/00             3,000,037
   8,000  Bank of Nova Scotia [A-1, P-1] .................       6.710          02/22/01             7,986,067
  15,000  Canadian Imperial Bank of Commerce [A-1+, P-1]..  6.670 - 6.730  10/23/00 - 11/22/00      15,000,549
                                                                                                --------------
                                                                                                    25,986,653
                                                                                                --------------
BANKS - YANKEE - FRANCE - 0.46%
   5,000  Societe Generale [A-1+, P-1] ....................      6.810         04/17/01              4,998,226
                                                                                                --------------

BANKS - YANKEE - GERMANY - 3.46%
  10,000  Bayerische Hypo-und Vereinsbank [A-1, P-1].......      6.630         11/07/00             10,000,319
   5,000  Bayerische Landesbank N.Y. [A-1+, P-1] ..........      6.610         12/11/00              4,999,965
   5,000  Commerzbank AG [A-1+, P-1] ......................      6.620         11/07/00              5,000,101
  18,000  Deutsche Bank N.Y. [A-1+, P-1] .................. 6.630 - 6.730  02/22/01 - 03/16/01      17,982,288
                                                                                                --------------
                                                                                                    37,982,673
                                                                                                --------------

The accompanying notes are an integral part of the financial statements.

                                       4

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (unaudited)


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                     INTEREST/
AMOUNT                                                        DISCOUNT         MATURITY
(000's)                                                        RATE(s)         DATE(s)                VALUE
---------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSITS (continued)

BANKS - YANKEE - NETHERLANDS - 2.55%
$ 28,000  Rabobank Nederland N.V. [A-1+, P-1] ............. 6.510 - 7.030% 12/01/00 - 02/14/01  $   27,998,321
                                                                                                --------------

BANKS - YANKEE - SWEDEN - 3.01%
  33,000  Svenska Handelbanken [A-1, P-1] ................. 6.620 - 7.120  11/06/00 - 05/04/01      32,983,533
                                                                                                --------------

BANKS - YANKEE - SWITZERLAND - 2.77%
   8,000  Credit Suisse First Boston N.Y. [A-1+, P-1] .....      6.680         10/23/00              8,000,211
  22,350  UBS AG [A-1+, P-1] .............................. 6.220 - 7.200  12/06/00 - 06/22/01      22,342,075
                                                                                                --------------
                                                                                                    30,342,286
                                                                                                --------------
          Total Certificates of Deposits
             (cost - $318,309,348) ........................                                        318,309,348
                                                                                                --------------

COMMERCIAL PAPER-- 40.31%

ASSET-BACKED CREDIT CARD - 1.35%
  14,800  Citibank Credit Card Master Trust, Dakota Certificates
             [A-1+, P-1] .................................. 6.520 - 6.540  10/03/00 - 10/24/00      14,760,324
                                                                                                --------------

CHEMICALS - DIVERSIFIED - 3.37%
  10,000  Dow Chemical Company [A-1, P-1] .................      6.550         10/04/00              9,994,542
  27,000  E.I. DuPont de Nemours [A-1+, P-1] ..............      6.700         10/02/00             26,994,975
                                                                                                --------------
                                                                                                    36,989,517
                                                                                                --------------
COMMERCIAL FINANCE - 11.45%
  16,500  DaimlerChrysler NA Holdings Corp. [A-1, P-1] .... 6.480 - 6.500  10/25/00 - 12/13/00      16,345,682
  38,600  General Electric Capital Corp. [A-1+, P-1] ...... 6.470 - 6.530  10/18/00 - 01/19/01      38,142,971
  14,200  General Motors Acceptance Corp. [A-1, P-1] ...... 6.520 - 6.550  10/16/00 - 01/31/01      14,045,048
  22,000  Pitney Bowes Credit Corp. [A-1+, P-1] ...........      6.720          10/02/00            21,995,893
  35,000  UBS Finance [A-1+, P-1] ......................... 6.570 - 6.680  10/02/00 - 10/04/00      34,988,077
                                                                                                --------------
                                                                                                   125,517,671
                                                                                                --------------
CORPORATE LOAN CONDUIT - 4.68%
  29,500  Centric Capital Corp. [A-1+, P-1] ............... 6.500 - 6.550  10/26/00 - 11/30/00      29,306,105
   6,199  Greenwich Funding Corp. [A-1+, P-1] .............      6.490         12/11/00              6,119,655
  16,000  Wood Street Funding Corp. [A-1, P-1] ............ 6.520 - 6.550  10/17/00 - 10/27/00      15,937,841
                                                                                                --------------
                                                                                                    51,363,601
                                                                                                --------------
DIVERSIFIED RECEIVABLES CONDUIT - 7.88%
  16,000  Alpine Securitization Corp. [A-1+, P-1] ......... 6.490 - 6.570  10/19/00 - 11/30/00      15,887,187
  24,175  Barton Capital Corp. [A-1+, P-1] ................ 6.500 - 6.570  10/02/00 - 11/17/00      24,112,315





The accompanying notes are an integral part of the financial statements.

                                       5

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (unaudited)


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                     INTEREST/
AMOUNT                                                        DISCOUNT         MATURITY
(000's)                                                        RATE(s)         DATE(s)                VALUE
---------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)
DIVERSIFIED RECEIVABLES CONDUIT (CONTINUED)
$ 13,000  Enterprise Funding Corp. [A-1+, P-1] ............ 6.520 - 6.530% 10/06/00 - 10/17/00   $  12,978,256
   6,000  Sheffield Receivables Corp. [A-1+, P-1] .........      6.530         10/25/00              5,973,880
   6,000  Triple-A Funding Corp. [A-1, P-1] ...............      6.510         10/02/00              5,998,915
  21,481  Windmill Funding Corp. [A-1+, P-1] .............. 6.510 - 6.570  10/06/00 - 10/23/00      21,420,671
                                                                                                --------------
                                                                                                    86,371,224
                                                                                                --------------

INSURANCE - 0.54%
   6,000  AllState Corp. [A-1, P-1] .......................      6.490         10/30/00              5,968,632
                                                                                                --------------

INVESTMENT STRUCTURE - 2.60%
  29,000  Sigma Finance Inc. [A-1+, P-1] .................. 6.490 - 6.790  10/02/00 - 03/06/01      28,554,846
                                                                                                --------------

MEDICAL - DRUGS - 3.65%
  40,000  American Home Products [A-1, P-1] ...............      6.700         10/02/00             39,992,556
                                                                                                --------------

RETAIL - DEPARTMENT STORES - 1.10%
  12,065  Wal-Mart Stores Inc. [A-1+, P-1] ................      6.610         10/03/00             12,060,620
                                                                                                --------------

SECURITIES DEALERS - 2.62%
   6,000  Credit Suisse First Boston Inc. [A-1+, P-1] .....      6.490         11/21/00              5,944,835
  18,000  Goldman Sachs Group Inc. [A-1+, P-1] ............ 6.490 - 6.550  10/27/00 - 02/05/01      17,796,442
   5,000  Morgan Stanley Dean Witter Discover & Co. (LOC)
                        [A-1+, P-1] .......................      6.650         10/02/00              5,000,000
                                                                                                --------------
                                                                                                    28,741,277
                                                                                                --------------

TELECOMMUNICATIONS - 1.07%
  12,030  SBC Communications Corp. [A-1+, P-1] ............ 6.450 - 6.480  12/06/00 - 03/12/01      11,744,266
                                                                                                --------------

                Total Commercial Paper
                        (cost - $442,064,534) .............                                        442,064,534
                                                                                                --------------

CORPORATE OBLIGATIONS-- 12.28%
BANKS - DOMESTIC - 8.62%
  10,000  American Express Centurion
               Bank N.A.* [A-1, P-1] ...................... 6.590 - 6.670  10/02/00 - 10/11/00      10,000,000
  16,000  Bank of America N.A.* [A-1+, P-1] ............... 6.630 - 6.684  10/02/00 - 12/06/00      16,003,651
   6,000  Bank of America N.A. [A-1+, P-1] ................      7.250         02/16/01              6,004,808
  16,000  Bank One N.A. [A-1, P-1] ........................ 6.680 - 7.100  02/05/01 - 04/25/01      16,000,000
   5,000  Bayerische Landesbank N.Y.* [A-1+, P-1] .........      6.546         10/16/00              4,999,645
   5,000  First Union N.B.* [A-1, P-1] ....................      6.680         10/02/00              5,000,000
   5,000  Fleet National Bank* [A-1, P-1] .................      6.890         10/02/00              5,002,154
   5,000  J.P. Morgan & Co., Inc.* [A-1+, P-1] ............      6.590         10/06/00              5,000,000



The accompanying notes are an integral part of the financial statements.

                                       6

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (unaudited)


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                     INTEREST/
AMOUNT                                                        DISCOUNT         MATURITY
(000's)                                                        RATE(s)         DATE(s)                VALUE
---------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (continued)
BANKS - DOMESTIC (CONTINUED)
$  5,000  Key Bank N.A.*  [A-1, P-1] ......................      6.750%        10/02/00         $    5,000,000
  10,000  LaSalle National Bank [A-1+, P-1] ...............      6.700         01/23/01             10,000,000
   6,600  Wachovia Bank N.A.* [A-1+, P-1] .................      6.573         10/18/00              6,598,288
   5,000  Westdeutsche Landesbank Girozentrale* [A-1+, P-1]      6.542         10/23/00              4,998,845
                                                                                                --------------
                                                                                                    94,607,391
                                                                                                --------------

COMMERCIAL FINANCE - 1.83%
   14,000 General Motors Acceptance Corp.* [A-1, P-1] ..... 6.910 - 7.110  10/02/00 - 11/09/00      14,021,427
    6,000 Toyota Motor Credit Corp.* [A-1+, P-1] ..........      6.810         10/02/00              6,004,080
                                                                                                --------------
                                                                                                    20,025,507
                                                                                                --------------

INVESTMENT STRUCTURE - 0.46%
    5,000 Sigma Finance Inc.* [A-1+, P-1] .................      6.609         10/02/00              5,000,000
                                                                                                --------------

SECURITIES DEALERS - 0.91%
   10,000 Merrill Lynch* [A-1+, P-1] ...................... 6.824 - 7.030  10/12/00 - 11/07/00      10,011,074
                                                                                                --------------

TELECOMMUNICATIONS - 0.46%
    5,000   SBC Communications Corp.* [A-1+, P-1] .........      6.630         11/15/00              5,000,000
                                                                                                --------------

Total Corporate Obligations
                        (cost - $134,643,972) .............                                        134,643,972
                                                                                                --------------

SHARES
------
          INVESTMENT COMPANY-- 0.05%
 568,864  AIM Prime Short-Term Investment Company Prime
            Portfolio (I) [AAAm, Aaa] (cost - $568,864) ...      6.630            --                   568,864
                                                                                                --------------
PRINCIPAL
AMOUNT
(000's)
-------
          TIME DEPOSITS-- 11.12%
$ 37,000  Firstar Bank [A-1,P-1] ..........................      6.656         10/02/00             37,000,000
  40,000  Wachovia Bank [A-1+,P-1] ........................      6.625         10/02/00             40,000,000
  45,000  Wells Fargo Bank [A-1+,P-1] .....................      6.719         10/02/00             45,000,000
                                                                                                --------------
          Total Time Deposits
              (cost - $122,000,000)                                                                122,000,000
                                                                                                --------------



The accompanying notes are an integral part of the financial statements.

                                       7

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (unaudited)


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                     INTEREST/
AMOUNT                                                        DISCOUNT         MATURITY
(000's)                                                        RATE(s)         DATE(s)                VALUE
---------------------------------------------------------------------------------------------------------------

          REPURCHASE AGREEMENT**-- 6.92%
$ 75,837  ABN-AMRO Inc. (cost - $75,837,000) .............. 6.650%         10/02/00             $   75,837,000
                                                                                                --------------

          Total Investments-- 99.70%
                        (cost - $1,093,423,718)*** ........                                      1,093,423,718

          Cash and other assets in excess
              of liabilities-- 0.30% .......................                                         3,335,234
                                                                                                --------------

          Net Assets-- 100.00% .............................                                    $1,096,758,952
                                                                                                ==============



----------

* Variable Rate Obligations - The rate shown is the rate as of September 30, 2000 and the maturity date shown is the date the interest rate resets.
**   See notes to financial statements for description of underlying collateral.
*** The cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
(I) Money market fund; interest rate reflects SEC seven-day yield at September 30, 2000.
LOC  Letter of Credit.



The accompanying notes are an integral part of the financial statements.



                             THE BEAR STEARNS FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITES

                               SEPTEMBER 30, 2000
                                   (unaudited)

ASSETS
     Investments, at amortized cost which approximates market value
        (identified and tax cost - $1,093,423,718) ................   $ 1,093,423,718
     Cash .........................................................               466
     Interest receivable ..........................................         9,050,513
     Deferred organization expenses and other assets ..............            52,169
                                                                      ---------------
          Total assets ............................................     1,102,526,866
                                                                      ---------------

LIABILITIES
     Dividends payable ............................................         5,494,730
     Advisory fee payable .........................................            74,758
     Administration fee payable ...................................            43,165
     Custodian fee payable ........................................            16,062
     Accrued expenses .............................................           139,199
                                                                      ---------------
          Total liabilities .......................................         5,767,914
                                                                      ---------------

NET ASSETS
     Capital stock, $0.001 par value (unlimited shares
         of beneficial interest authorized) .......................         1,096,795
     Paid-in capital ..............................................     1,095,698,345
     Accumulated net realized loss from investments ...............           (36,188)
                                                                      ---------------
          Net assets ..............................................   $ 1,096,758,952
                                                                      ===============

CLASS Y
     Net assets ...................................................   $ 1,096,758,952
                                                                      ---------------
     Shares of beneficial interest outstanding ....................     1,096,795,140
                                                                      ---------------
     Net asset value, offering and redemption price per share .....   $          1.00
                                                                      ===============



    The accompanying notes are an integral part of the financial statements.


                             THE BEAR STEARNS FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
                                    (unaudited)


INVESTMENT INCOME
     Interest ....................................................   $ 32,035,994
                                                                     ------------

EXPENSES
     Advisory fees ...............................................        978,788
     Administration fees .........................................        244,697
     Accounting fees .............................................        158,858
     Custodian fees and expenses .................................         62,875
     Federal and state registration fees .........................         57,796
     Legal and auditing fees .....................................         27,073
     Transfer agent fees and expenses ............................         16,160
     Amortization of organization expenses .......................          6,563
     Reports and notices to shareholders .........................          5,528
     Insurance expenses ..........................................          4,862
     Trustees' fees and expenses .................................          4,262
     Other .......................................................         14,712
                                                                     ------------
          Total expenses before waivers and related reimbursements      1,582,174
          Less: waivers and related reimbursements ...............       (603,348)
                                                                     ------------
          Total expenses after waivers and related reimbursements         978,826
                                                                     ------------
     Net investment income .......................................     31,057,168
                                                                     ------------
     NET REALIZED LOSS ON INVESTMENTS ............................           (366)
                                                                     ------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 31,056,802
                                                                     ============




The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE
                                                                       SIX MONTHS              FOR THE
                                                                         ENDED                 FISCAL
                                                                     SEPTEMBER 30, 2000       YEAR ENDED
                                                                       (unaudited)          MARCH 31, 2000
                                                                       -----------          --------------
INCREASE IN NET ASSETS FROM
OPERATIONS
     Net investment income ......................................   $    31,057,168          $    31,658,609
     Net realized loss on investments ...........................              (366)                    (214)
                                                                    ---------------          ---------------
     Net increase in net assets resulting from operations .......        31,056,802               31,658,395
                                                                    ---------------          ---------------

DIVIDENDS TO SHAREHOLDERS FROM
     Net investment income ......................................       (31,057,168)             (31,658,609)
                                                                    ---------------          ---------------

SHARES OF BENEFICIAL INTEREST*
     Net proceeds from the sale of shares .......................     2,720,836,058            2,681,516,787
     Cost of shares repurchased .................................    (2,564,464,614)
     Shares issued in reinvestment of dividends .................        26,480,896               25,342,284
                                                                    ---------------          ---------------
     Net increase in net assets derived from shares of beneficial
        interest transactions ...................................       182,852,340              527,706,436
                                                                    ---------------          ---------------

Total increase in net assets ....................................       182,851,974              527,706,222

NET ASSETS
     Beginning of period ........................................       913,906,978              386,200,756
                                                                    ---------------          ---------------

     End of period ..............................................   $ 1,096,758,952          $   913,906,978
                                                                    ===============          ===============


----------
* Share transactions at net asset value of $1.00 per share.


The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.


                                                            FOR THE
                                                           SIX MONTHS         FOR THE FISCAL YEARS        FOR THE PERIOD
                                                             ENDED                ENDED MARCH 31,         JULY 14, 1997*
                                                        SEPTEMBER 30, 2000    ----------------------          THROUGH
                                                           (unaudited)          2000           1999       MARCH 31, 1998
                                                           -----------          ----           ----       --------------


PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period ......    $          1.0000   $       1.0000  $       1.0000   $       1.0000
     Net investment income (1) .................               0.0318           0.0526          0.0524           0.0399
                                                      ---------------    -------------   -------------    -------------
     Net increase in net assets resulting
        from operations ........................               0.0318           0.0526          0.0524           0.0399
                                                      ---------------    -------------   -------------    -------------
     Dividends to shareholders
        from net investment income .............              (0.0318)         (0.0526         (0.0524          (0.0399)
                                                      ---------------    -------------   -------------    -------------

     Net asset value, end of period ............   $           1.0000   $       1.0000$         1.0000$          1.0000
                                                      ===============    =============   =============    =============

     Total investment return (2) ...............               6.52%            5.39%           5.37%            5.72%
                                                      ===============    =============   =============    =============

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's omitted)..   $       1,096,759    $     913,907   $     386,201    $      121,460
     Ratio of expenses to average net assets (1)              0.20%(3)          0.20%           0.20%            0.13%(3)
     Ratio of net investment income
        to average net assets (1) ..............              6.36%(3)          5.36%           5.24%            5.58%(3)
     Increase/(decrease) reflected in above
        expense ratio and net investment
        income due to waivers and related
        reimbursements .........................              0.12%(3)          0.17%           0.25%            0.52%(3)

----------
*    Commencement of investment operations.
(1)  Reflects waivers and related reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the the last day of each period reported and includes reinvestment of dividends. Total investment return is not annualized.
(3)  Annualized.



The accompanying notes are an integral part of the financial statements.

                             THE BEAR STEARNS FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of eleven separate portfolios: seven diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Income Portfolio, International Equity Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and four non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, Focus List Portfolio and Emerging Markets Debt Portfolio. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, the Portfolio offers one class of shares, which have been designated as Class Y shares.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one Class Y share to Bear, Stearns & Co. Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500 which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio. In the event that the Portfolio is liquidated prior to the end of the sixty-month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS - The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2000, the Portfolio had gross capital loss carryforwards of $35,822 of which $34,543 will expire in 2007 and $1,279 will expire in 2008, available as a reduction, to the extent provided in regulations of any future net capital gains realized before the end of fiscal year 2008. To the extent that the loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 2000, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as adviser pursuant to an advisory agreement with the Portfolio. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

For the six months ended September 30, 2000, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to 0.05% of the Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Worldwide Inc. ("PFPC") provides certain fund accounting and administrative services to the Portfolio. For providing these services, PFPC is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.075% of the Portfolio's average daily net assets up to $150 million, 0.04% of the next $150 million, 0.02% of the next $300 million and 0.0125% of net assets above $600 million.

For the six months ended September 30, 2000, the Adviser has undertaken to limit the Portfolio's operating expenses to a maximum annual level of no more than 0.20% of its average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended September 30, 2000, the Adviser waived advisory fees of $592,101. In addition, the Adviser reimbursed $11,247, in order to maintain the expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of BSAM, BSFM and Bear Stearns, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers Class Y shares. There is no sales charge or contingent deferred sales charge on Class Y shares, which are offered primarily to institutional investors.

At September 30, 2000, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns and its affiliates owned 164,884,723 of Class Y shares or 15% of the shares outstanding.

COLLATERAL FOR REPURCHASE AGREEMENT

Listed below is the collateral associated with the repurchase agreement with ABN-AMRO Inc. outstanding at September 30, 2000:


                                         PRINCIPAL                                                        ACCRUED
ISSUER                                    AMOUNT      MATURITY DATE(S)   INTEREST RATE(S)  MARKET VALUE   INTEREST   TOTAL VALUE
------                                    ------      ----------------   ----------------  ------------   --------   -----------
Fannie Mae .........................   $10,000,000       06/15/01             5.900       $ 9,934,830   $  166,038   $10,100,868
Federal Farm Credit Bank............     8,000,000       11/10/02             7.125         7,995,763      207,554     8,203,317
Federal Home Loan Bank..............    37,895,000   12/01/00 - 08/15/22   0.000 - 6.965   18,811,124      293,231    19,104,355
Freddie Mac ........................    48,923,000   03/01/01 - 11/19/08   0.000 - 6.900   38,753,925      338,137    39,092,062
U.S. Treasury Notes ................       838,000       04/30/02             6.375           840,925       21,920       862,845
                                                                                          -----------   ----------   -----------
                                                                                          $76,336,567   $1,026,880   $77,363,447
                                                                                          ===========   ==========   ===========



CREDIT FACILITY

The Fund has entered into a demand promissory note arrangement with The Chase Manhattan Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of the Portfolio). The credit facility bears interest at the greater of (i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. The Portfolio as a fundamental policy is permitted to borrow in an amount up to 33 1/3% of the value of the Portfolio's assets. However, the Portfolio intends to borrow, if any, money only for temporary or emergency (not leveraging) purposes and only in amounts not to exceed 15% of its net assets.

Loans are payable on demand or upon termination of this credit facility or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan is advanced. The maximum amount outstanding under the credit facility for the Portfolio was $121,000 with an average loan balance of $1,075 with an average interest rate of 6.82% during the six months ended September 30, 2000. The Portfolio had no amounts outstanding under the credit facility at September 30, 2000.

                             THE BEAR STEARNS FUNDS

                          PRIME MONEY MARKET PORTFOLIO
            RESULTS OF SPECIAL MEETING OF SHAREHOLDERS - (UNAUDITED)


On April 17, 2000, a special meeting of shareholders of The Bear Stearns Funds (the "Fund") was held and the following matters relating to the Portfolio were voted upon:

(1) Election of seven Trustees to serve on the Board of the Fund until their successors are duly elected and qualified.

        TRUSTEE                  FOR         WITHHELD        NON-VOTES
        -------                  ---         --------        ---------
        Peter M. Bren         971,355,317     887,214       20,635,571
        Doni L. Fordyce       971,342,861     899,670       20,635,571
        John S. Levy          971,355,432     887,099       20,635,571
        Michael Minikes       971,354,519     888,012       20,635,571
        M.B. Oglesby, Jr.     971,356,270     886,261       20,635,571
        Robert E. Richardson  971,358,104     884,427       20,635,571
        Robert M. Steinberg   971,346,988     895,543       20,635,571


(2) Ratification of the selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending March 31, 2001.


                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                       970,516,805       598,042     1,127,684   20,635,571

3) Approval, with respect to the Portfolio, of an amended and Restated Investment Advisory Agreement.

                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                       920,514,352          --          6,213    10,257,531

(4)   Approval of amendments to, and a restatement of, the Fund's Declaration of
      Trust:

      (a) To permit the Trustees to reorganize the Fund and any future portfolio without shareholder approval.

                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                       593,890,391     3,017,845    1,519,363   394,450,503

      (b) To permit the Trustees to reorganize an existing portfolio without shareholder approval.*

                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                        571,099,678      995,546        6,213   358,676,659

      (c) To permit electronic and telephonic voting (results reported for the Fund).

                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                        596,718,281      530,167    1,189,151   394,440,503

      (d) To permit the Trustees to amend the Declaration of Trust without shareholder approval (results reported for the Fund).

                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                        587,473,031    7,282,190    3,682,378   394,440,503

      (e) To convert from share-based to dollar-based voting rights (results reported for the Fund).

                           FOR           AGAINST     WITHHELD     NON-VOTES
                           ---           -------     --------     ---------
                        591,508,285    5,445,022    1,484,292   394,440,503




----------
*This proposal was not passed.

  The
Bear Stearns
  Funds



575 Lexington Avenue
New York, NY 10022
1.800.766.4111




Michael Minikes          Chairman of the Board and Trustee
Doni L. Fordyce          President and Trustee
Peter M. Bren            Trustee
John S. Levy             Trustee
M.B. Oglesby, Jr.        Trustee
Robert E. Richardson     Trustee
Robert M. Steinberg      Trustee
Barry Sommers            Executive Vice President
Stephen A. Bornstein     Vice President and Secretary
Frank J. Maresca         Vice President and Treasurer
Vincent L. Pereira       Assistant Treasurer


INVESTMENT ADVISER
Bear Stearns Asset
Management Inc.
575 Lexington Avenue
New York, NY 10022

ADMINISTRATOR
Bear Stearns Funds
Management Inc.
575 Lexington Avenue
New York, NY 10022

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

COUNSEL
Kramer Levin
Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

DISTRIBUTOR
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

TRANSFER AND DIVIDEND
DISBURSEMENT AGENT
PFPC Worldwide Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19808

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281


The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereof.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                    BSF-R-017-07